SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Financing Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 56,923,000	$ 47,500,000
Deposit Liabilities, Description	Deposits - Deposits generally include the unpaid balance of cash or its equivalent received or held by the Bank for its commercial and consumer customers. Deposits include both interest-bearing and noninterest-bearing balances. Interest expense incurred on interest-bearing deposits is recognized in accordance with applicable guidance in U.S. GAAP for these liabilities and is included in Interest expense in the Consolidated Statements of Income.
Held-to-maturity Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 400,000	$ 400,000
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000